SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2013 CNY [Member]	Sep. 30, 2013 Advertising Expenses [Member] CNY	Sep. 30, 2012 Advertising Expenses [Member] CNY	Sep. 30, 2011 Advertising Expenses [Member] CNY	Sep. 30, 2013 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2012 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2011 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2013 Leasehold Improvements [Member]	Sep. 30, 2013 Plant and Equipment Projects [Member] CNY	Sep. 30, 2012 Plant and Equipment Projects [Member] CNY	Sep. 30, 2013 Land Use Right [Member] CNY	Sep. 30, 2012 Land Use Right [Member] CNY	Sep. 30, 2013 Research and Development [Member] CNY	Sep. 30, 2012 Research and Development [Member] CNY	Sep. 30, 2013 Minimum [Member] Technology Rights [Member]	Sep. 30, 2013 Minimum [Member] Distribution Rights [Member]	Sep. 30, 2013 Minimum [Member] Plant and Building [Member]	Sep. 30, 2013 Minimum [Member] Machinery and Equipment [Member]	Sep. 30, 2013 Minimum [Member] Furniture and Office Equipment [Member]	Sep. 30, 2013 Minimum [Member] Vehicles [Member]	Sep. 30, 2013 Maximum [Member] Technology Rights [Member]	Sep. 30, 2013 Maximum [Member] Distribution Rights [Member]	Sep. 30, 2013 Maximum [Member] Plant and Building [Member]	Sep. 30, 2013 Maximum [Member] Machinery and Equipment [Member]	Sep. 30, 2013 Maximum [Member] Furniture and Office Equipment [Member]	Sep. 30, 2013 Maximum [Member] Vehicles [Member]
Foreign Currency Exchange Rate, Translation	6.1480	6.1480			6.1480
Property, Plant and Equipment, Useful Life																					20 years	10 years	5 years	5 years			40 years	15 years	8 years	10 years
Property, Plant and Equipment, Estimated Useful Lives												Shorter of the useful lives or the lease term
Finite-Lived Intangible Asset, Useful Life																			3 years	6 years					20 years	14 years
Government Subsidies Recognized		4,759	3,846	0									0	14,000	0	10,900	16,105	3,640
Selling and marketing	8,886	55,375	56,437	56,831		8,666	9,102	7,034	13,313	11,446	10,503
Advertising Expense						8,666	9,102	7,034